Inventories - Components of the Company's Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Net [Abstract]
Raw materials and manufacturing supplies	$ 114	$ 100
Work in process	69	58
Finished goods	112	93
LIFO reserve	(57)	(58)
Total	$ 238	$ 193